Significant Accounting Policies (Details Text)	1 Months Ended	12 Months Ended			40 Months Ended
	Aug. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies (Details Text)
The projected average loss ratio			44.60%		44.60%
The projected average loss ratio - Extended Guarantee segment			10.10%		10.10%
The projected average loss ratio - For the elementary lines			52.80%		52.80%
The average reinsurance projected in the study, calculated on the basis of reported claims			5.66%		5.66%
Expected dividend as percentage, share options granted			30.00%
For financial companies, financial company equivalent and of the insurance industry
Significant Accounting Policies (Details Text)
Applicable tax rate	15.00%
Changed according to Law no 13,169/15
Significant Accounting Policies (Details Text)
Applicable tax rate					20.00%
Returning to the rate
Significant Accounting Policies (Details Text)
Applicable tax rate		15.00%
For the other companies
Significant Accounting Policies (Details Text)
Applicable tax rate				9.00%
Income tax
Significant Accounting Policies (Details Text)
Applicable tax rate			15.00%
Surcharge
Significant Accounting Policies (Details Text)
Applicable tax rate			10.00%
Net income is distributed to the consortium's members
Significant Accounting Policies (Details Text)
Consortium			50.00%
Remaining monthly income is retained by the lead insurer over the year and transferred to the members of the consortium at the start of the following year
Significant Accounting Policies (Details Text)
Consortium			50.00%
The mathematical reserve for unvested benefits (PMBAC)
Significant Accounting Policies (Details Text)
Discount rate			4.00%		4.00%	4.50%
health care plan portfolio and accounts
Significant Accounting Policies (Details Text)
Discount rate			4.00%		4.00%	4.51%
The mathematical reserve of benefits granted (PMBC)
Significant Accounting Policies (Details Text)
Discount rate			4.00%		4.00%	4.50%
Other provisions
Significant Accounting Policies (Details Text)
Discount rate			4.00%		4.00%	4.50%
The right to receive a minimum dividend per share
Significant Accounting Policies (Details Text)
Expenditure on maintenance and repairs of property and equipment items is recognized as an asset when it is probable that future economic benefits associated with the items will flow to the Organization			one year
The estimated useful life of software			two to five years
Risk related to the cover of the holder's dependents, following the death of the holder			five years
Projected costs cover			five-year
Deferred tax assets on income tax and social contribution losses			30.00%
Minimum dividend per share			10.00%
Of the annual net income, in accordance with the the Company’s Bylaws
Significant Accounting Policies (Details Text)
Expected dividend as percentage, share options granted			30.00%
Bigger than
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate			20.00%
Less than
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate			50.00%
Participation in the management of the investee or representations on its Board of Directors, providing it has executive power; i.e. voting power
Significant Accounting Policies (Details Text)
Proportion of ownership interest in associate			20.00%